Analysis of changes in financing during the year, Subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subordinated liabilities
Subordinated liabilities at beginning of period	£ 19,419
Redemption of subordinated liabilities	(5,747)	£ (3,606)	£ (3,047)
Net cash flows from financing activities	(8,208)	(5,107)	(940)
Subordinated liabilities at end of period	12,722	19,419
Subordinated Liabilities
Subordinated liabilities
Subordinated liabilities at beginning of period	19,419	19,847	22,905
Redemption of subordinated liabilities	(5,747)	(3,606)	(3,047)
Net cash flows from financing activities	(5,747)	(3,606)	(3,047)
Other adjustments including foreign exchange	(950)	3,178	(11)
Subordinated liabilities at end of period	£ 12,722	£ 19,419	£ 19,847